Loss Per Share (Details) - Schedule of basic and diluted loss per common share - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of basic and diluted loss per common share [Abstract]
Net loss attributable to TD Holdings, Inc.’s Stockholders (in Dollars)			$ (1,180,420)	$ (5,809,897)
Weighted Average Shares Outstanding-Basic (in Shares)	96,821,039	47,486,210	95,025,014	30,579,616
Net loss per share - basic and diluted
Net loss per share from continuing operations – basic and diluted			$ (0.01)	$ (0.17)
Net income (loss) per share from discontinued operations – basic and diluted		$ (0.01)		$ (0.02)
Net income (loss) attributable to TD Holdings, Inc.’s Stockholders (in Dollars)	$ 357,856	$ (5,462,485)
Weighted Average Shares Outstanding-Diluted (in Shares)	102,312,155
Net loss per share - basic and diluted
Net income (loss) per share from continuing operations – basic	$ 0.00	$ (0.11)
Net income (loss) per share from continuing operations – diluted	$ 0.00